UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-98.5%

Asia-47.7%

China-4.5%
730,000	China Overseas Land & Investment, Ltd.	$2,224,452
200,000	E-House China Holdings, Ltd.-ADR	2,194,000
1,300,960	Franshion Properties China, Ltd.	381,956
800,000	Greentown China Holdings, Ltd.	1,029,156
3,527,587	Kaisa Group Holdings, Ltd.	1,288,639
1,350,000	Sunac China Holdings, Ltd.	1,105,297
		8,223,500

Hong Kong-2.1%
24,002,031	CSI Properties, Ltd.	1,018,147
240,480	Sands China, Ltd.	1,767,061
450,000	Shimao Property Holdings, Ltd.	1,034,658
		3,819,866

India-15.2%
716,872	DB Realty, Ltd. (a)	958,430
2,290,373	Hirco PLC (a)(b)(c)(d)	154,673
249,877	Prestige Estates Projects, Ltd.	1,033,842
84,007	Sobha Developers, Ltd.	623,604
2,000,000	South Asian Real Estate PLC (a)(b)(d)(e)	13,840,679
7,240,153	Unitech Corporate Parks PLC (a)	6,325,685
1,097,824	Yatra Capital, Ltd. (a)(f)	4,777,635
		27,714,548

Indonesia-0.8%
246,285,560	PT Bakrieland Development TBK (a)	1,063,639
5,000,000	PT Ciputra Development TBK	492,147
		1,555,786

Japan-10.6%
10,000	Daito Trust Construction Co., Ltd. (c)	1,205,260
375,691	Hulic Co., Ltd. (c)	4,424,740
3,538	Invincible Investment Corp.	897,846
1,742,312	Kenedix, Inc. (a)	7,608,543
100,000	Mitsubishi Estate Co., Ltd. (c)	2,445,308
51,725	Mitsui Fudosan Co., Ltd.	1,708,156
19,900	NTT Urban Development Corp.	216,802
20,000	Sumitomo Realty & Development Co., Ltd.	825,764
		19,332,419

Malaysia-0.4%
1,600,591	Aseana Properties, Ltd. (a)	704,260

Philippines-6.2%
2,847,077	Ayala Land, Inc.	2,025,994
45,000,000	Megaworld Corp.	4,360,249
13,919,513	SM Prime Holdings, Inc.	4,876,488
		11,262,731

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Singapore-1.9%
2,479,000	Banyan Tree Holdings, Ltd.	1,311,535
1,001,420	Global Logistic Properties, Ltd.	2,229,328
		3,540,863

Thailand-4.5%
6,000,000	Ananda Development PCL	500,266
4,981,487	Central Pattana PCL	7,337,977
500,357	Minor International PCL	500,674
		8,338,917

United Arab Emirates-1.5%
60,000	DAMAC Real Estate Development, Ltd.-GDR (a)(g)	990,000
660,000	Emaar Properties PJSC	1,748,411
		2,738,411
	Total Asia (Cost $109,447,562)	87,231,301

Europe-34.1%

Austria-0.0% (h)
292,663	Immoeast Immobilien AG (a)	0
560,991	Immofinanz Immobilien Anlagen AG (a)	0
		0

France-2.9%
138,193	Nexity SA (c)	5,238,149

Germany-5.7%
184,669	DIC Asset AG	1,745,653
100,000	GAGFAH SA (a)	1,752,691
7,642,900	Sirius Real Estate, Ltd. (c)	3,556,394
280,573	TAG Immobilien AG (c)	3,419,741
		10,474,479

Ireland-0.7%
518,484	Green REIT PLC (a)	874,788
300,000	Hibernia REIT PLC (a)	423,809
		1,298,597

Poland-0.2%
3,265,000	Nanette Real Estate Group NV (a)(b)(d)	377,741

Russia-0.8%
359,137	Mirland Development Corp. PLC (a)(c)	1,440,036

Sweden-1.8%
100,877	JM AB (c)	3,191,807

United Kingdom-22.0%
82,758	Countrywide PLC	724,489
100,000	Foxtons Group PLC	451,863
400,270	Great Portland Estates PLC (c)	4,303,472
502,084	Londonmetric Property PLC	1,195,212
4,000,713	LXB Retail Properties PLC (a)(c)	8,561,204
2,425,350	Quintain Estates & Development PLC (a)(c)	3,603,514
3,955,756	Regus PLC (c)	11,567,617
120,000	Savills PLC	1,201,394
1,585,112	Songbird Estates PLC (a)(c)	6,429,435
317,416	The Unite Group PLC (c)	2,172,322
		40,210,522
	Total Europe (Cost $56,137,351)	62,231,331

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

North & South America-16.7%

Brazil-12.7%
640,138	BHG SA-Brazil Hospitality Group (a)	3,840,123
100,173	BR Properties SA	619,472
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,800,246
986,829	Direcional Engenharia SA	4,414,905
912,132	General Shopping Brasil SA (a)	3,477,660
118,787	Iguatemi Empresa de Shopping Centers SA	1,269,679
920,500	JHSF Participacoes SA	1,505,258
80,959	Multiplan Empreendimentos Imobiliarios SA	1,923,390
3,000,000	PDG Realty SA Empreendimentos e Participacoes (a)	1,917,355
155,394	Sao Carlos Empreendimentos e Participacoes SA	2,500,003
		23,268,091

Mexico-3.3%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	877,458
671,429	Corp. Inmobiliaria Vesta SAB de CV	1,446,975
382,979	Fibra Uno Administracion SA de CV	1,345,062
1,257,643	Hoteles City Express SAB de CV (a)	2,378,296
		6,047,791

United States-0.7%
93,750	American Realty Capital Properties, Inc.	1,229,062
	Total North & South America (Cost $34,023,581)	30,544,944
	Total Common Stocks (Cost $199,608,494)	180,007,576

Equity-Linked Structured Notes-2.8%

Asia-2.8%

India-2.8%
185,910	Kolte-Patil Developers, Ltd.-Merrill Lynch & Co., Inc	460,175
590,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	3,423,165
696,336	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	1,257,412
		5,140,752
	Total Asia (Cost $3,702,451)	5,140,752
	Total Equity-Linked Structured Notes (Cost $3,702,451)	5,140,752

Investment Companies-0.6%

Asia-0.6%

India-0.6%
7,076,577	Trinity Capital PLC (a)(c)	1,045,396
	Total Asia (Cost $10,503,012)	1,045,396
	Total Investment Companies (Cost $10,503,012)	1,045,396
Total Investments (Cost $213,813,957)-101.9%		186,193,724
Liabilities in Excess of Other Assets-(1.9)%		(3,497,139)
TOTAL NET ASSETS 100.0%		$182,696,585

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Illiquid security.

(c) All or a portion of the security has been designated as collateral for the line of credit.

(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 7.9% of the Fund’s net assets.

(e) Private placement.

(f) Affiliated issuer. See Note 3 in the Notes to Schedule of Portfolio Investments.

(g) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.5% of the Fund’s net assets.

(h) Amount is less than 0.05%.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

GDR-Global Depositary Receipt

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-102.6%

Apartments-16.0%
15,000	American Campus Communities, Inc.	$583,800
25,625	AvalonBay Communities, Inc. (a)	3,794,550
18,000	Camden Property Trust	1,302,480
68,360	Equity Residential (a)	4,419,474
23,665	Essex Property Trust, Inc. (a)	4,486,174
35,200	Home Properties, Inc. (a)	2,315,808
31,400	UDR, Inc.	913,112
		17,815,398

Diversified-6.7%
26,114	American Assets Trust, Inc. (a)	895,449
37,087	Cousins Properties, Inc.	459,137
88,700	Crombie Real Estate Investment Trust	1,076,261
47,117	Vornado Realty Trust (a)	4,995,344
		7,426,191

Health Care-10.7%
71,772	HCP, Inc.	2,980,691
34,403	Health Care REIT, Inc.	2,189,063
34,047	Omega Healthcare Investors, Inc.	1,244,077
59,244	Sabra Health Care REIT, Inc.	1,641,059
60,212	Ventas, Inc. (a)	3,823,462
		11,878,352

Lodging-5.3%
37,842	Chatham Lodging Trust	801,115
39,658	Chesapeake Lodging Trust	1,177,049
70,000	DiamondRock Hospitality Co.	858,200
85,000	Host Hotels & Resorts, Inc.	1,847,900
12,000	LaSalle Hotel Properties (a)	417,480
15,000	Pebblebrook Hotel Trust	546,000
25,000	Strategic Hotels & Resorts, Inc. (b)	285,250
		5,932,994

Manufactured Homes-1.1%
28,900	Equity Lifestyle Properties, Inc.	1,279,981

Mortgage & Finance-2.0%
63,032	Apollo Commercial Real Estate Finance, Inc.	1,044,440
50,000	Starwood Property Trust, Inc.	1,180,000
		2,224,440

Net Lease-2.1%
107,500	American Realty Capital Properties, Inc.	1,409,325
17,012	EPR Properties	916,947
		2,326,272

Office-Industrial Buildings-31.2%
51,528	Alexandria Real Estate Equities, Inc. (a)	4,050,101
49,611	Boston Properties, Inc.	5,926,034
10,000	Brandywine Realty Trust	155,500
37,671	CoreSite Realty Corp.	1,230,335
18,153	Corporate Office Properties Trust (a)	515,001
55,100	Digital Realty Trust, Inc.	3,547,889

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

64,509	Douglas Emmett, Inc.	1,837,862
40,352	DuPont Fabros Technology, Inc.	1,106,048
45,455	Empire State Realty Trust, Inc.- Class A	738,189
10,714	Hudson Pacific Properties, Inc.	274,278
54,473	Kilroy Realty Corp. (a)	3,368,610
23,708	Liberty Property Trust	833,810
104,700	Prologis, Inc.	4,272,807
49,351	SL Green Realty Corp. (a)	5,320,038
44,537	STAG Industrial, Inc.	1,017,225
27,528	Terreno Realty Corp.	514,774
		34,708,501

REIT - Infrastructure-1.6%
18,500	American Tower Corp.	1,746,215

Retail Centers-20.8%
168,191	CBL & Associates Properties, Inc.	3,145,172
37,775	DDR Corp.	662,574
12,100	Federal Realty Investment Trust (a)	1,477,410
76,000	General Growth Properties, Inc.	1,776,120
50,000	Kimco Realty Corp.	1,119,000
57,295	Simon Property Group, Inc. (a)	9,636,446
19,706	Taubman Centers, Inc. (a)	1,449,573
50,428	The Macerich Co. (a)	3,278,324
28,647	Washington Prime Group, Inc. (b)	541,142
		23,085,761

Storage-5.1%
16,000	Extra Space Storage, Inc.	827,680
28,265	Public Storage (a)	4,850,557
		5,678,237
	Total Real Estate Investment Trusts (Cost $68,954,362)	114,102,342

Common Stocks-1.5%

Lodging-1.5%
22,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,690,480
	Total Common Stocks (Cost $1,122,842)	1,690,480

Preferred Stocks-1.5%

Mortgage & Finance-0.5%
22,004	NorthStar Realty Finance Corp.-Series B, 8.250%	550,100

Retail Centers-1.0%
43,386	CBL & Associates Properties, Inc.-Series D, 7.375%	1,086,820
	Total Preferred Stocks (Cost $1,267,546)	1,636,920
Total Investments (Cost $71,344,750)-105.6%		117,429,742
Liabilities in Excess of Other Assets-(5.6)%		(6,210,960)
TOTAL NET ASSETS 100.0%		$111,218,782

Percentages are stated as a percent of net assets.
(a) All or a portion of the security has been designated as collateral for the line of credit.
(b) Non-income producing security.
REIT-Real Estate Investment Trust

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-103.2%

Asia-35.1%

China-5.0%
260,000	China Overseas Land & Investment, Ltd.	$792,271
100,000	E-House China Holdings, Ltd.-ADR (a)	1,097,000
270,000	Greentown China Holdings, Ltd.	347,340
897,931	Kaisa Group Holdings, Ltd.	328,017
450,000	Sunac China Holdings, Ltd.	368,432
		2,933,060

Hong Kong-1.7%
6,967,005	CSI Properties, Ltd.	295,535
50,100	Sands China, Ltd.	368,138
150,000	Shimao Property Holdings, Ltd.	344,886
		1,008,559

India-0.9%
620,000	Unitech Corporate Parks PLC (b)	541,691

Indonesia-0.5%
33,380,487	PT Bakrieland Development TBK (b)	144,161
1,750,000	PT Ciputra Development TBK	172,252
		316,413

Japan-13.1%
2,500	Daito Trust Construction Co., Ltd.	301,315
123,000	Hulic Co., Ltd.	1,448,646
1,768	Invincible Investment Corp.	448,669
534,573	Kenedix, Inc. (b)	2,334,439
40,000	Mitsubishi Estate Co., Ltd.	978,123
19,396	Mitsui Fudosan Co., Ltd.	640,530
9,900	NTT Urban Development Corp.	107,856
18,000	Sumitomo Realty & Development Co., Ltd.	743,187
100,000	TOC Co., Ltd.	705,198
		7,707,963

Philippines-4.8%
746,539	Ayala Land, Inc.	531,241
10,000,000	Megaworld Corp.	968,944
1,401,363	Robinsons Land Corp.	726,480
1,701,233	SM Prime Holdings, Inc.	596,001
		2,822,666

Singapore-1.3%
350,000	Global Logistic Properties, Ltd.	779,158

Thailand-6.2%
3,000,000	Ananda Development PCL	250,133
679,059	Central Pattana PCL	1,000,288
1,100,000	LPN Development PCL-NVDR	747,302
230,000	Minor International PCL	230,145
1,400,000	Supalai PCL	1,039,029
569,550	TICON Industrial Connection PCL	308,208
113,910	TICON Industrial Connection PCL-Class F	62,081
		3,637,186

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

United Arab Emirates-1.6%
20,000	DAMAC Real Estate Development, Ltd.-GDR (b)(c)	330,000
220,000	Emaar Properties PJSC	582,804
		912,804
	Total Asia (Cost $17,903,724)	20,659,500

Europe-21.5%

France-3.5%
46,000	Affine SA	899,306
30,000	Nexity SA	1,137,138
		2,036,444

Germany-5.3%
54,414	DIC Asset AG	514,369
40,000	GAGFAH SA (b)	701,077
81,000	Patrizia Immobilien AG (b)	903,167
79,090	TAG Immobilien AG	963,982
		3,082,595

Ireland-1.2%
259,242	Green REIT PLC (b)	437,394
200,000	Hibernia REIT PLC (b)	282,539
		719,933

Poland-0.4%
40,000	Atrium European Real Estate, Ltd. (b)	223,354

Russia-0.9%
464,264	Raven Russia, Ltd. (b)	544,752

United Kingdom-10.2%
41,379	Countrywide PLC	362,244
30,000	Foxtons Group PLC	135,559
30,000	Londonmetric Property PLC	71,415
778,923	LXB Retail Properties PLC (b)	1,666,832
730,853	Quintain Estates & Development PLC (b)	1,085,880
50,000	Savills PLC	500,581
341,253	Songbird Estates PLC (b)	1,384,170
119,064	The Unite Group PLC	814,847
		6,021,528
	Total Europe (Cost $9,706,422)	12,628,606

North & South America-46.6%

Brazil-9.7%
98,241	BHG SA-Brazil Hospitality Group (b)	589,338
9,786	BR Malls Participacoes SA	84,542
44,521	BR Properties SA	275,319
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (a)(c)	466,040
201,912	Direcional Engenharia SA	903,320
40,000	General Shopping Brasil SA (b)	152,507
38,425	Iguatemi Empresa de Shopping Centers SA	410,714
150,000	JHSF Participacoes SA	245,289
27,082	Multiplan Empreendimentos Imobiliarios SA	643,403
1,000,000	PDG Realty SA Empreendimentos e Participacoes (b)	639,118
80,000	Sao Carlos Empreendimentos e Participacoes SA	1,287,052
		5,696,642

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Mexico-3.8%
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	526,475
273,469	Corp. Inmobiliaria Vesta SAB de CV	589,344
106,383	Fibra Uno Administracion SA de CV	373,628
399,212	Hoteles City Express SAB de CV (b)	754,940
		2,244,387

United States-33.1%
1,000	Altisource Asset Management Corp. (a)(b)	613,020
10,000	Altisource Portfolio Solutions SA (a)(b)	1,083,800
65,667	Altisource Residential Corp. (a)	1,522,818
25,000	American Capital Mortgage Investment Corp. (a)	498,250
70,000	American Homes 4 Rent-Class A (a)	1,275,400
43,750	American Realty Capital Properties, Inc. (a)	573,562
5,000	AvalonBay Communities, Inc. (a)	740,400
40,146	Brookfield Residential Properties, Inc. (a)(b)	742,300
70,000	Colony Financial, Inc. (a)	1,550,500
50,000	DR Horton, Inc. (a)	1,035,000
5,000	Equity Lifestyle Properties, Inc. (a)	221,450
15,000	Lennar Corp.-Class A (a)	543,450
28,666	Meritage Homes Corp. (a)(b)	1,097,908
6,497	New Media Investment Group, Inc. (a)(b)	97,845
90,000	New Residential Investment Corp. (a)	538,200
90,000	Newcastle Investment Corp. (a)	402,300
40,771	Ocwen Financial Corp. (a)(b)	1,230,061
23,904	RCS Capital Corp.-Class A (a)	492,900
15,000	Ryland Group, Inc. (a)	481,500
1,923	Simon Property Group, Inc. (a)	323,429
75,045	Starwood Property Trust, Inc. (a)	1,771,062
9	Starwood Waypoint Residential Trust (a)	237
5,000	The Howard Hughes Corp. (a)(b)	727,100
117,912	Two Harbors Investment Corp. (a)	1,206,240
961	Washington Prime Group, Inc. (a)(b)	18,153
40,000	WCI Communities, Inc. (a)(b)	687,600
		19,474,485
	Total North & South America (Cost $24,889,858)	27,415,514
	Total Common Stocks (Cost $52,500,004)	60,703,620

Equity-Linked Structured Notes-4.5%

Asia-4.5%

India-4.5%
200,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (b)	267,392
193,000	Kolte-Patil Developers, Ltd.-Macquarie Bank, Ltd.	477,725
120,000	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	496,488
342,504	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	618,478
110,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	816,557
		2,676,640
	Total Asia (Cost $1,990,760)	2,676,640
	Total Equity-Linked Structured Notes (Cost $1,990,760)	2,676,640

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Rights-0.2%

Europe-0.2%

Germany-0.2%
8,100	Patrizia Immobilien AG (b) Expiration: August, 2014 Exercise Price: EUR 8.80	90,534
Total Rights (Cost $27,796)	90,534
Total Investments (Cost $54,518,560)-107.9%	63,470,794
Liabilities in Excess of Other Assets-(7.9)%	(4,653,478)
TOTAL NET ASSETS 100.0%	$58,817,316

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.4% of the Fund’s net assets.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

EUR-Euro

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments

 July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.9%

Asia-65.7%

China-33.3%
200,000	China Overseas Land & Investment, Ltd.	$609,439
70,000	China Resources Land, Ltd.	162,952
125,857	China State Construction International Holdings, Ltd.	221,624
140,000	China Vanke Co., Ltd.-Class H (a)	309,985
180,000	Country Garden Holdings Co., Ltd.	91,801
4,000	E-House China Holdings, Ltd.-ADR	43,880
260,000	Franshion Properties China, Ltd.	76,335
100,000	Greentown China Holdings, Ltd.	128,645
45,000	Guangzhou R&F Properties Co., Ltd.-Class H	65,977
150,000	Kaisa Group Holdings, Ltd.	54,796
100,000	KWG Property Holding, Ltd.	73,011
30,000	Longfor Properties Co., Ltd.	43,354
75,000	Shimao Property Holdings, Ltd.	172,443
85,000	Sunac China Holdings, Ltd.	69,593
		2,123,835

Hong Kong-4.1%
8,800	Cheung Kong Holdings, Ltd.	170,576
6,000	Sun Hung Kai Properties, Ltd.	90,998
		261,574

Indonesia-5.3%
232,159	PT Bumi Serpong Damai TBK	31,373
525,500	PT Ciputra Development TBK	51,725
300,000	PT Ciputra Surya TBK	62,172
1,000,000	PT Pakuwon Jati TBK	35,802
1,100,000	PT Summarecon Agung TBK	126,215
500,000	PT Surya Semesta Internusa TBK	31,075
		338,362

Malaysia-1.8%
100,000	IJM Land BHD	105,279
15,000	Mah Sing Group BHD	11,193
		116,472

Philippines-7.4%
250,307	Ayala Land, Inc.	178,120
550,000	Megaworld Corp.	53,292
180,000	Robinsons Land Corp.	93,314
350,000	SM Prime Holdings, Inc.	122,617
180,000	Vista Land & Lifescapes, Inc.	24,242
		471,585

Singapore-1.4%
40,000	Global Logistic Properties, Ltd.	89,047

Thailand-5.6%
300,000	AP Thailand PCL	63,024
80,000	Central Pattana PCL	117,844
180,000	Hemaraj Land and Development PCL	20,470
60,000	LPN Development PCL-NVDR	40,762
20,000	Pruksa Real Estate PCL	20,683
54,000	Supalai PCL	40,077
79,125	TICON Industrial Connection PCL	42,818
21,025	TICON Industrial Connection PCL-Class F	11,459
		357,137

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

 July 31, 2014 (Unaudited)

United Arab Emirates-6.8%
2,000	DAMAC Real Estate Development, Ltd.-GDR (a)(b)(c)	33,000
152,000	Emaar Properties PJSC	402,664
		435,664
	Total Asia (Cost $3,635,533)	4,193,676

Europe-3.6%

Greece-1.9%
5,000	Eurobank Properties Real Estate Investment Co.	63,391
8,384	Lamda Development SA (a)	56,036
		119,427

Russia-0.3%
6,000	LSR Group-GDR (c)	20,478
469	Raven Russia, Ltd. (a)	550
		21,028

Turkey-1.4%
70,809	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	91,757
	Total Europe (Cost $223,707)	232,212

Middle East/Africa-4.9%

Egypt-4.2%
8,074	Medinet Nasr Housing (a)	46,287
90,000	Palm Hills Developments SAE (a)	52,367
20,000	Six of October Development & Investment (a)(c)	108,111
45,000	Talaat Moustafa Group	59,790
		266,555

South Africa-0.7%
20,000	Growthpoint Properties, Ltd.	46,286
	Total Middle East/Africa (Cost $229,464)	312,841

North & South America-17.7%

Argentina-0.3%
3,100	TGLT SA-ADR (b)	20,038

Brazil-8.2%
7,462	BHG SA-Brazil Hospitality Group (a)	44,764
7,049	BR Malls Participacoes SA	60,897
20,056	BR Properties SA	124,027
10,724	Direcional Engenharia SA	47,977
12,000	Even Construtora e Incorporadora SA	33,005
2,000	Ez Tec Empreendimentos e Participacoes SA	19,835
17,538	General Shopping Brasil SA (a)	66,867
15,000	MRV Engenharia e Participacoes SA	48,132
3,342	Multiplan Empreendimentos Imobiliarios SA	79,398
		524,902

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

 July 31, 2014 (Unaudited)

Chile-0.7%
23,000	Parque Arauco SA	43,022

Mexico-8.5%
56,000	Concentradora Fibra Hotelera Mexicana SA de CV	98,275
56,244	Corp. Inmobiliaria Vesta SAB de CV	121,210
24,000	Fibra Shop Portafolios Inmobiliarios SAPI de CV	34,493
29,000	Fibra Uno Administracion SA de CV	101,851
27,000	Hoteles City Express SAB de CV (a)	51,059
30,000	Prologis Property Mexico SA de CV	62,405
32,000	TF Administradora Industrial S de RL de CV (a)	71,843
		541,136
	Total North & South America (Cost $1,170,415)	1,129,098
	Total Common Stocks (Cost $5,259,119)	5,867,827

Preferred Stocks-0.6%

Europe-0.6%

Russia-0.6%
15,000	Raven Russia, Ltd., 12.000%	36,277
	Total Europe (Cost $34,322)	36,277
	Total Preferred Stocks (Cost $34,322)	36,277

Equity-Linked Structured Notes-6.8%

Asia-6.8%

India-6.0%
27,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (a)	36,098
8,000	DFL Ltd. - Macquarie Bank, Ltd.	25,943
10,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	42,674
15,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	88,828
13,000	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	53,786
33,070	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	59,716
10,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	74,233
		381,278

Vietnam-0.8%
43,125	HAGL JSC-GDR-Macquarie Bank, Ltd. (b)	51,613
	Total Asia (Cost $365,641)	432,891
	Total Equity-Linked Structured Notes (Cost $365,641)	432,891

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

 July 31, 2014 (Unaudited)

Principal Amount

Convertible Bonds-0.0% (d)

North & South America-0.0% (d)

Brazil-0.0% (d)
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (e)	352
	Total Convertible Bonds (Cost $28,699)	352
Total Investments (Cost $5,687,781)-99.3%		6,337,347
Other Assets in Excess of Liabilities-0.7%		43,200
TOTAL NET ASSETS 100.0%		$6,380,547

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of July 31, 2014, these securities amounted to a total value of $104,651 which comprised 1.6% of the Fund’s net assets.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.5% of the Fund’s net assets.

(d) Amount is less than 0.05%.

(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AS-Anonim Sirketi is the Turkish term for joint stock company.

BHD-Malaysian equivalent to incorporated.

GDR-Global Depositary Receipt

JSC-Joint Stock Company

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAE-Societe Anonyme Egyptienne.

SAPI de CV-Sociedad Anonima Promotora de Inversion de Capital Variable is the Spanish equivalent to Variable Capital Corporation.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-90.1%

Asia-17.9%

China-11.8%
1,600,000	Anhui Expressway Co., Ltd.-Class H	$947,852
2,770,000	Beijing Enterprises Water Group, Ltd.	1,810,970
3,066,000	China CNR Corp., Ltd.-Class H (a)(b)	2,571,467
830,000	China Everbright International, Ltd.	1,108,085
511,000	China Merchants Holdings International Co., Ltd.	1,718,974
2,522,000	China Railway Construction Corp., Ltd.-Class H	2,410,829
640,000	China Resources Gas Group, Ltd.	2,021,244
704,000	China Resources Power Holdings Co., Ltd.	1,975,675
1,162,972	China State Construction International Holdings, Ltd.	2,047,902
1,575,000	COSCO Pacific, Ltd.	2,370,775
5,024,000	Guangshen Railway Co., Ltd.-Class H	2,017,910
1,802,000	Qinhuangdao Port Co., Ltd.-Class H	941,344
1,984,100	Zhejiang Expressway Co., Ltd.-Class H	2,151,107
		24,094,134

Indonesia-2.7%
63,500,000	PT Bakrieland Development TBK (a)	274,239
5,245,000	PT Jasa Marga Persero TBK	2,861,219
3,445,000	PT Tower Bersama Infrastructure TBK	2,450,454
		5,585,912

Japan-1.8%
27,000	East Japan Railway Co.	2,162,890
26,500	Japan Airlines Co., Ltd.	1,463,793
		3,626,683

Philippines-0.9%
675,000	International Container Terminal Services, Inc.	1,751,708

Thailand-0.7%
4,800,000	BTS Rail Mass Transit Growth Infrastructure Fund	1,535,136
	Total Asia (Cost $31,079,292)	36,593,573

Europe-23.7%

France-6.8%
18,000	Aeroports de Paris	2,465,615
82,000	Eutelsat Communications SA	2,829,236
113,000	Suez Environnement Co.	2,108,935
147,000	Veolia Environnement SA	2,603,646
56,500	Vinci SA	3,899,229
		13,906,661

Germany-3.4%
38,000	Fraport AG Frankfurt Airport Services Worldwide	2,497,465
90,000	Hamburger Hafen und Logistik AG	2,318,686
28,000	HeidelbergCement AG	2,077,033
		6,893,184

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Italy-2.0%
85,000	Atlantia SpA	2,249,631
327,000	Snam SpA	1,927,626
		4,177,257

Netherlands-1.2%
54,500	Koninklijke Vopak NV	2,522,804

Spain-3.5%
510,000	Abengoa SA-B Shares	2,711,388
115,000	Abertis Infraestructuras SA	2,520,506
50,000	Obrascon Huarte Lain SA	1,887,298
		7,119,192

Turkey-0.5%
126,000	TAV Havalimanlari Holding AS	1,034,036

United Kingdom-6.3%
56,000	Abengoa Yield PLC (a)	2,026,080
180,500	Drax Group PLC	2,123,314
180,500	Ferrovial SA	3,781,866
39,083	National Grid PLC-ADR	2,805,769
63,500	Vodafone Group PLC-ADR	2,109,470
		12,846,499
	Total Europe (Cost $40,902,185)	48,499,633

North & South America-48.5%

Brazil-6.2%
625,000	All America Latina Logistica SA	2,396,694
330,000	CCR SA	2,594,909
222,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	1,975,800
366,500	EcoRodovias Infraestrutura e Logistica SA	2,213,135
170,000	Mills Estruturas e Servicos de Engenharia SA	1,771,372
210,000	Tegma Gestao Logistica	1,674,446
		12,626,356

Canada-3.8%
21,000	Canadian Pacific Railway, Ltd.	3,988,950
76,000	Enbridge, Inc.	3,725,593
		7,714,543

Chile-1.1%
138,500	Enersis SA-ADR	2,335,110

Colombia-0.9%
22,500	Millicom International Cellular SA-SDR	1,914,328

Mexico-4.3%
350,000	Empresas ICA SAB de CV-ADR (a)	2,492,000
16,500	Grupo Aeroportuario del Sureste SAB de CV-ADR	2,053,920
395,500	Infraestructura Energetica Nova SAB de CV	2,237,776
726,800	OHL Mexico SAB de CV (a)	2,113,328
		8,897,024

Peru-1.1%
131,000	Grana y Montero SA-ADR	2,187,700

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

United States-31.1%
41,500	American Tower Corp.	3,917,185
53,000	American Water Works Co., Inc.	2,531,810
69,000	AT&T, Inc.	2,455,710
47,000	Atmos Energy Corp.	2,271,040
93,000	Cisco Systems, Inc.	2,346,390
82,000	CMS Energy Corp.	2,372,260
45,000	Comcast Corp.-Class A	2,417,850
74,500	Corrections Corp. of America	2,400,390
34,500	Crown Castle International Corp.	2,559,210
39,000	DISH Network Corp.-Class A (a)	2,412,540
75,000	Exelon Corp.	2,331,000
28,600	Genesee & Wyoming, Inc.-Class A (a)	2,852,278
66,000	ITC Holdings Corp.	2,382,600
30,000	Itron, Inc. (a)	1,079,400
97,500	MasTec, Inc. (a)	2,651,025
21,100	NextEra Energy, Inc.	1,981,079
50,500	Northeast Utilities	2,216,950
70,000	NRG Energy, Inc.	2,167,200
32,500	Pattern Energy Group, Inc.	1,007,175
115,000	Progressive Waste Solutions, Ltd.	2,886,500
35,000	SemGroup Corp.-Class A	2,697,800
87,500	The Geo Group, Inc.	3,010,875
64,000	The Williams Cos., Inc.	3,624,320
225,000	TravelCenters of America LLC (a)	2,022,750
33,700	Union Pacific Corp.	3,313,047
43,300	World Fuel Services Corp.	1,859,735
		63,768,119
	Total North & South America (Cost $88,733,176)	99,443,180
	Total Common Stocks (Cost $160,714,653)	184,536,386

Equity-Linked Structured Notes-2.4%

Asia-2.4%

India-2.4%
600,000	Adani Ports and Special Economic Zone -Macquarie Bank, Ltd.	2,564,251
1,026,800	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd.	2,261,065
	Total Asia (Cost $3,251,388)	4,825,316
	Total Equity-Linked Structured Notes (Cost $3,251,388)	4,825,316

Principal Amount

Short-Term Investment-5.6%
$11,491,000	State Street Eurodollar Time Deposit, 0.01%	11,491,000
	Total Short-Term Investment (Cost $11,491,000)	11,491,000
Total Investments (Cost $175,457,041)-98.1%		200,852,702
Other Assets in Excess of Liabilities-1.9%		3,882,712
TOTAL NET ASSETS 100.0%		$204,735,414

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.3% of the Fund’s net assets.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SDR-Swedish Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.3%

Asia-20.7%

China-8.9%
400	Baidu, Inc.-ADR (a)	$86,420
20,000	Dongfeng Motor Group Co., Ltd.-Class H	35,567
48,000	Springland International Holdings, Ltd.	19,783
5,000	Tencent Holdings, Ltd.	81,135
22,000	Want Want China Holdings, Ltd.	30,098
		253,003

Hong Kong-3.7%
66,000	Future Bright Holdings, Ltd.	34,113
1,150	Melco Crown Entertainment, Ltd.-ADR	38,180
300,000	REXLot Holdings, Ltd.	31,230
		103,523

Indonesia-2.8%
230,000	PT Erajaya Swasembada TBK (a)	22,303
27,500	PT Indofood CBP Sukses Makmur TBK	24,754
70,000	PT Mitra Adiperkasa TBK	31,069
		78,126

Japan-2.8%
4,000	Nissan Motor Co., Ltd.	39,242
1,000	Seven & I Holdings Co., Ltd.	41,615
		80,857

Philippines-1.0%
80,000	SM Prime Holdings, Inc.	28,027

South Korea-1.5%
725	Kia Motors Corp.	42,562
	Total Asia (Cost $471,972)	586,098

Europe-21.6%

Belgium-3.0%
800	Anheuser-Busch InBev NV-ADR	86,384

France-4.1%
300	Kering	64,225
1,400	SES SA	51,460
		115,685

Germany-2.8%
450	Adidas AG	35,633
360	Bayerische Motoren Werke AG	42,883
		78,516

Italy-1.0%
1,100	Yoox SpA (a)	28,949

Netherlands-1.2%
800	Unilever NV	32,925

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Russia-0.6%
600	Yandex NV-Class A (a)	18,168

Spain-0.9%
875	Inditex SA	25,561

Sweden-0.6%
2,500	Fingerprint Cards AB-Class B (a)	17,831

Switzerland-5.5%
299	Dufry Group (a)	51,204
900	Nestle SA	66,636
70	The Swatch Group AG	37,330
		155,170

United Kingdom-1.9%
700	Liberty Global PLC-Class A (a)	29,120
600	Liberty Global PLC-Series C (a)	23,994
		53,114
	Total Europe (Cost $464,788)	612,303

North & South America-54.0%

Argentina-1.1%
350	MercadoLibre, Inc.	32,375

Brazil-7.0%
3,200	BR Malls Participacoes SA	27,645
575	Cia Brasileira de Distribuicao Grupo Pao de Acucar	27,726
3,600	Hypermarcas SA (a)	28,705
3,900	International Meal Co. Holdings SA	31,939
1,703	Kroton Educacional SA	45,363
2,500	Multiplus SA	36,507
		197,885

Mexico-1.3%
1,000	Grupo Televisa SA-ADR	35,590

United States-44.6%
850	Abercrombie & Fitch Co.-Class A	33,439
175	Amazon.com, Inc. (a)	54,773
1,750	AMC Entertainment Holdings, Inc.-Class A	39,620
1,050	Apple, Inc.	100,348
750	Carnival Corp.	27,165
1,001	CBS Corp.-Class B	56,887
450	Coach, Inc.	15,552
600	Colgate-Palmolive Co.	38,040
1,750	Comcast Corp.-Class A	94,027
900	Dick’s Sporting Goods, Inc.	38,277
2,500	Francesca’s Holdings Corp. (a)	31,950
1,300	GameStop Corp.-Class A	54,561
75	Google, Inc.-Class A (a)	43,466
75	Google, Inc.-Class C (a)	42,870
500	Jarden Corp. (a)	27,950
500	McDonald’s Corp.	47,280
870	Michael Kors Holdings, Ltd. (a)	70,888
650	NIKE, Inc.-Class B	50,135
675	PepsiCo, Inc.	59,468
2,900	Pier 1 Imports, Inc.	43,674
550	The Procter & Gamble Co.	42,526

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

475	Ulta Salon Cosmetics & Fragrance, Inc. (a)	43,857
1,320	VF Corp.	80,876
350	Visa, Inc.-Class A	73,854
725	Yum! Brands, Inc.	50,315
		1,261,798
	Total North & South America (Cost $1,172,077)	1,527,648
	Total Common Stocks (Cost $2,108,837)	2,726,049

Principal Amount

Short-Term Investments-3.6%
$103,000	State Street Eurodollar Time Deposit, 0.01%	103,000
	Total Short-Term Investments (Cost $103,000)	103,000
Total Investments (Cost $2,211,837)-99.9%		2,829,049
Other Assets in Excess of Liabilities-0.1%		1,864
TOTAL NET ASSETS 100.0%		$2,830,913

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

1.	Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund, and Alpine Global Consumer Growth Fund are six separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Consumer Growth Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees (the “Board”). In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The

Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices.

Fair Value Measurement: The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 -	Quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2014:

Valuation Inputs
Alpine International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$16,376,754	$56,859,195	$13,995,352	$87,231,301
Europe	27,102,013	34,751,577	377,741	62,231,331
North & South America	30,544,944	—	—	30,544,944
Equity-Linked Structured Notes	—	5,140,752	—	5,140,752
Investment Companies	1,045,396	—	—	1,045,396
Total	$75,069,107	$96,751,524	$14,373,093	$186,193,724

Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$100,144	$—	$100,144
Total	$—	$100,144	$—	$100,144

Valuation Inputs
Alpine Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$114,102,342	$—	$—	$114,102,342
Common Stocks	1,690,480	—	—	1,690,480
Preferred Stocks	1,636,920	—	—	1,636,920
Total	$117,429,742	$—	$—	$117,429,742

Valuation Inputs
Alpine Cyclical Advantage Property Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$1,782,852	$18,876,648	$—	$20,659,500
Europe	6,974,325	5,654,281	—	12,628,606
North & South America	26,949,474	466,040	—	27,415,514
Equity-Linked Structured Notes	—	2,676,640	—	2,676,640
Rights	—	90,534	—	90,534
Total	$35,706,651	$27,764,143	$—	$63,470,794

Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$48,217	$—	$48,217
Total	$—	$48,217	$—	$48,217

Valuation Inputs
Alpine Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$353,865	$3,839,811	$—	$4,193,676
Europe	550	231,662	—	232,212
Middle East/Africa	214,188	98,653	—	312,841
North & South America	1,109,060	20,038	—	1,129,098
Preferred Stocks	36,277	—	—	36,277
Equity-Linked Structured Notes	—	432,891	—	432,891
Convertible Bonds	—	352	—	352
Total	$1,713,940	$4,623,407	$—	$6,337,347

Valuation Inputs
Alpine Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$2,845,706	$33,747,867	$—	$36,593,573
Europe	6,941,319	41,558,314	—	48,499,633
North & South America	97,528,852	1,914,328	—	99,443,180
Equity-Linked Structured Notes	—	4,825,316	—	4,825,316
Short-Term Investments	—	11,491,000	—	11,491,000
Total	$107,315,877	$93,536,825	$—	$200,852,702

Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$307,813	$—	$307,813
Total	$—	$307,813	$—	$307,813

Valuation Inputs
Alpine Global Consumer Growth Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$124,600	$461,498	$—	$586,098
Europe	226,957	385,346	—	612,303
North & South America	1,527,648	—	—	1,527,648
Short-Term Investments	—	103,000	—	103,000
Total	$1,879,205	$949,844	$—	$2,829,049

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2013	$12,710,485
Realized gain (loss)	—
Change in unrealized appreciation	1,662,608
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3 *	—
Balance as of July 31, 2014	$14,373,093

Change in net unrealized appreciation on Level 3 holdings held at period end	$1,662,608

* The Funds recognize transfers as of the beginning of the year.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2014:

International Real Estate Equity Fund

Asset	Fair Value at 07/31/14	Valuation Technique(s)	Significant Unobservable Input(s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stocks	$13,840,679*	Average of terminal value and price to book value	Liquidity Discount	3% - 15%	10%	Fair Value would Decrease

			Adjusted Weighted Average Cost of Capital	14% - 16%	15%	Fair Value would Decrease

			Company Risk	4% - 16%	9%	Fair Value would Decrease

			Currency Risk	3% - 4%	4%	Fair Value would Decrease

			Terminal Value Discount	27% - 39%	32%	Fair Value would Decrease

Common Stocks	$377,741*	Adjusted Book Value	Liquidity Discount	80%	80%	Fair Value would Decrease

Common Stocks	$154,673*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

* Represents a single security, as of July 31, 2014. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks are liquidity discounts, adjusted weighted average cost of capital, company risk, currency risk, terminal value discount and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
International Real Estate Equity Fund	$213,813,957	$44,125,643	$(71,745,876)	$(27,620,233)
Realty Income & Growth Fund	71,344,750	46,238,375	(153,383)	46,084,992
Cyclical Advantage Property Fund	54,518,560	12,783,862	(3,831,628)	8,952,234
Emerging Markets Real Estate Fund	5,687,781	835,594	(186,028)	649,566
Global Infrastructure Fund	175,457,041	30,277,699	(4,882,038)	25,395,661
Global Consumer Growth Fund	2,211,837	754,481	(137,269)	617,212

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

D. Foreign Currency Translation Transactions: The International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund, and Global Consumer Growth Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at July 31, 2014:

International Real Estate Equity Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:

Japanese Yen	01/28/15	1,350,000,000	JPY	$13,243,604	$13,143,460	$100,144
					$13,143,460	$100,144

Cyclical Advantage Property Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:

Japanese Yen	01/28/15	650,000,000	JPY	$6,376,550	$6,328,333	$48,217
					$6,328,333	$48,217

Global Infrastructure Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:

Euro	01/07/15	13,700,000	EUR	$18,663,647	$18,355,834	$307,813
					$18,355,834	$307,813

3.	Transactions with Affiliates:

The following issuers are affiliated with the International Real Estate Equity Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period ended July 31, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Shares at October 31, 2013	Purchases	Sales	Shares at July 31, 2014	Value at July 31, 2014	Realized Loss	Dividend Income
Yatra Capital Ltd.	1,325,831	—	(228,007)	1,097,824	$4,777,635	$(1,907,651)	$—

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2014

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 25, 2014

* Print the name and title of each signing officer under his or her signature.